Operating Segments - Summary of Net Sales by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	R$ 13,582,463	R$ 12,518,139	R$ 12,355,536
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Revenue	13,152,678	13,133,737	11,080,849
Operating segments [member] | Raizen Energia S.A. [member] | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	6,550,652	6,480,409	5,557,298
Operating segments [member] | Raizen Energia S.A. [member] | Sugar [member]
Disclosure of operating segments [line items]
Revenue	5,377,351	5,794,771	4,671,006
Operating segments [member] | Raizen Energia S.A. [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	884,300	520,468	554,876
Operating segments [member] | Raizen Energia S.A. [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	340,375	338,089	297,669
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Revenue	72,789,148	68,143,047	61,412,966
Operating segments [member] | Raizen Combustiveis [member] | Fuels [member]
Disclosure of operating segments [line items]
Revenue	72,789,148	68,143,047	61,412,966
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Revenue	5,537,857	5,657,246	6,597,017
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	229,716	216,032	271,641
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	68,577	107,138	36,956
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Industrial [member]
Disclosure of operating segments [line items]
Revenue	3,494,396	3,640,921	4,206,946
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Residential [member]
Disclosure of operating segments [line items]
Revenue	849,723	793,335	677,693
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Thermal generation [member]
Disclosure of operating segments [line items]
Revenue		116,419	511,942
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Automotive [member]
Disclosure of operating segments [line items]
Revenue	224,203	205,986	197,262
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Commercial [member]
Disclosure of operating segments [line items]
Revenue	320,049	238,390	286,491
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Construction revenue [member]
Disclosure of operating segments [line items]
Revenue	351,193	339,025	408,086
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Revenue	2,129,522	1,883,674	1,751,728
Operating segments [member] | Moove cash generating unit [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	32,072	21,683	15,714
Operating segments [member] | Moove cash generating unit [member] | Finished goods [member]
Disclosure of operating segments [line items]
Revenue	1,876,935	1,642,899	1,514,005
Operating segments [member] | Moove cash generating unit [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	220,515	219,092	222,009
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	5,946,349	5,014,555	4,037,923
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	4,439,766	3,651,455	2,925,113
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,283,085	1,097,700	888,502
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	223,498	265,400	224,308
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	3,441	873	436
IFRS 11 - Deconsolidation of adjustments/eliminations joint ventures and eliminations [member]
Disclosure of operating segments [line items]
Revenue	R$ (85,976,532)	R$ (81,314,993)	R$ (72,525,383)